Liquid Institutional Reserves
    Money Market Fund
    Government Securities Fund
    Treasury Securities Fund

                      ------------------------------------
                                   PROSPECTUS

                               SEPTEMBER 1, 1999

                      ------------------------------------

This prospectus offers two classes of shares for each money market fund. Institutional shares are offered primarily to institutional investors and Financial Intermediary shares are offered to banks and other financial intermediaries for the benefit of their customers.

              Not FDIC insured. May lose value. No bank guarantee.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

--------------------------------------------------------------------------------
                         ------------------------------
                         Liquid Institutional Reserves
 Money Market Fund     Government Securities Fund     Treasury Securities Fund

                                    Contents
                                   THE FUNDS

---------------------------------------------------------------------------------------------------------
What every investor                              3                         Money Market Fund
should know about                                6                         Government Securities Fund
the funds                                        9                         Treasury Securities Fund
                                                12                         More About Risks and
                                                                           Investment Strategies
                                             YOUR INVESTMENT

---------------------------------------------------------------------------------------------------------
Information for                                 13                         Managing Your Fund Account
managing your fund                                                         -- Buying Shares
account                                                                    -- Selling Shares
                                                                           -- Exchanging Shares
                                                                           -- Pricing and Valuation
                                         ADDITIONAL INFORMATION

---------------------------------------------------------------------------------------------------------
Additional important                            16                         Management
information about the funds                     17                         Dividends and Taxes
                                                18                         Financial Highlights

---------------------------------------------------------------------------------------------------------
Where to learn more                                                        Back Cover
about the funds

                         The funds are not complete or
                         balanced investment programs.

                                ---------------
--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
                         ------------------------------
              Liquid Institutional Reserves     Money Market Fund

                                 Money Market Fund
   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

High current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar-denominated money market instruments.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund may invest in foreign money market instruments only if they are denominated in U.S. dollars.

PaineWebber Incorporated, the fund's investment adviser, has appointed Mitchell Hutchins Asset Management Inc. to serve as the fund's sub-adviser. Mitchell Hutchins selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Money market instruments generally have a low risk of loss, but they are not risk-free. The fund is subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due. The fund also is subject to interest rate risk. When short-term interest rates rise, the value of the fund's investments generally will fall, and its yield will tend to lag behind prevailing rates.

More information about these and other risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.' In particular, see the following headings:

 Credit Risk

 Interest Rate Risk

 Foreign Securities Risk

Information on the fund's recent holdings can be found in its current annual/semi-annual reports (see back cover for information on ordering those reports).

                                ---------------
--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
                         ------------------------------
              Liquid Institutional Reserves     Money Market Fund

                                   PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they have the longer performance history. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN ON INSTITUTIONAL SHARES (1992 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

                                  [GRAPH]


                                PERCENTAGES
                                -----------

N/A     N/A    N/A     3.54%   2.98%   4.02%   5.76%   5.32%   5.47%   5.43%


                               CALENDAR YEAR
                               -------------

1989    1990   1991    1992    1993    1994    1995    1996    1997    1998
----    ----   ----    ----    ----    ----    ----    ----    ----    ----

Total return January 1 to June 30, 1999 -- 2.39%
Best quarter during years shown: 2nd quarter, 1995 -- 1.44%
Worst quarter during years shown: 2nd quarter, 1993 -- 0.72%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

                                                   INSTITUTIONAL SHARES*
(INCEPTION DATE)                                         (6/3/91)
----------------                                         --------
One Year........................................           5.43%
Five Years......................................           5.20%
Life of Class...................................           4.70%

------------
* Because no Financial Intermediary shares were outstanding for a full calendar year, average annual total return for Financial Intermediary shares is not included in the table. Performance for Financial Intermediary shares would be lower because of the 0.25% shareholder servicing fee paid by those shares.

                                ---------------
--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------
                         ------------------------------
               Liquid Institutional Reserves     Money Market Fund

                            EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
offering price).............................................  None
Maximum Contingent Deferred Sales Charge (Load) (as a % of
offering price).............................................  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                                                 FINANCIAL
                                                         INSTITUTIONAL          INTERMEDIARY
                                                             SHARES                SHARES
                                                        ----------------      ----------------
Management Fees.....................................               0.25%                 0.25%
Distribution and/or Service (12b-1) Fees............               0.00%                 0.00%
Other Expenses
     Shareholder Servicing Fee......................    0.00%                 0.25%
     Miscellaneous Expenses.........................    0.06%                 0.06%
                                                                   0.06%                 0.31%
                                                                   -----                 -----
Total Annual Fund Operating Expenses................               0.31%                 0.56%
                                                                   -----                 -----
                                                                   -----                 -----
Expense Reimbursement*..............................               0.03%                 0.03%
                                                                   -----                 -----
Net Expenses*.......................................               0.28%                 0.53%
                                                                   -----                 -----
                                                                   -----                 -----

------------

* The fund and PaineWebber have entered into an expense reimbursement agreement. PaineWebber has agreed to reimburse the fund to the extent that the fund's expenses through the end of the current fiscal year, April 30, 2000, otherwise would exceed the 'Net Expenses' rates for each class as shown above. The fund has agreed to repay PaineWebber for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those years to exceed those 'Net Expenses' rates.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the one year period when the fund's expenses are lower due to its reimbursement agreement with PaineWebber. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                ------   -------   -------   --------
Institutional Shares.....................        $29      $ 97      $171       $390
Financial Intermediary Shares............         54       176       310        699

                                ---------------
--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------
                         ------------------------------
          Liquid Institutional Reserves     Government Securities Fund

                         Government Securities Fund
                 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

High current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar-denominated money market instruments.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality, U.S. government money market instruments that pay income that is generally exempt from state and local income tax in the maximum number of states.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

PaineWebber Incorporated, the fund's investment adviser, has appointed Mitchell Hutchins Asset Management Inc. to serve as the fund's sub-adviser. Mitchell Hutchins selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Money market instruments generally have a low risk of loss, but they are not risk-free. The fund is subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due. The fund also is subject to interest rate risk. When short-term interest rates rise, the value of the fund's investments generally will fall, and its yield will tend to lag behind prevailing rates.

More information about these and other risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.' In particular, see the following headings:

 Credit Risk

 Interest Rate Risk

Information on the fund's recent holdings can be found in its current annual/semi-annual reports (see back cover for information on ordering those reports).

                                ---------------
--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------
                         ------------------------------
          Liquid Institutional Reserves     Government Securities Fund

                                   PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they have the longer performance history. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN ON INSTITUTIONAL SHARES (1992 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

                                 [GRAPH]


                               PERCENTAGES
                               -----------

N/A     N/A     N/A     3.53%   2.94%   3.93%   5.57%   5.17%   5.30%   5.24%


                               CALENDAR YEAR
                               -------------

1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
----    ----    ----    ----    ----    ----    ----    ----    ----    ----

Total return January 1 to June 30, 1999 -- 2.31%
Best quarter during years shown: 2nd quarter, 1995 -- 1.39%
Worst quarter during years shown: 2nd quarter and 4th quarter, 1993 -- 0.72%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

                                                           INSTITUTIONAL SHARES*
(INCEPTION DATE)                                                 (6/3/91)
----------------                                                 --------
One Year................................................            5.24%
Five Years..............................................            5.04%
Life of Class...........................................            4.52%

------------

* Because no Financial Intermediary shares were outstanding for a full calendar year, average annual total return for Financial Intermediary shares is not included in the table. Performance for Financial Intermediary shares would be lower because of the 0.25% shareholder servicing fee paid by those shares.

                                ---------------
--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------
                         ------------------------------
          Liquid Institutional Reserves     Government Securities Fund

                            EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Contingent Deferred Sales Charge (Load) (as a % of
  offering price)...........................................  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                                                 FINANCIAL
                                                             INSTITUTIONAL     INTERMEDIARY
                                                                SHARES            SHARES
                                                             -------------     -------------
Management Fees............................................           0.25%             0.25%
Distribution and/or Service (12b-1) Fees...................           0.00%             0.00%
Other Expenses
     Shareholder Servicing Fee.............................  0.00%             0.25%
     Miscellaneous Expenses*...............................  0.08%             0.08%
                                                                      0.08%             0.33%
                                                                      ----              ----
Total Annual Fund Operating Expenses.......................           0.33%             0.58%
                                                                      ----              ----
                                                                      ----              ----
Expense Reimbursement*.....................................           0.04%             0.04%
                                                                      ----              ----
Net Expenses*..............................................           0.29%             0.54%
                                                                      ----              ----
                                                                      ----              ----

------------

* The fund and PaineWebber have entered into an expense reimbursement agreement. PaineWebber has agreed to reimburse the fund to the extent that the fund's expenses through the end of the current fiscal year, April 30, 2000, otherwise would exceed the 'Net Expenses' rates for each class as shown above. The fund has agreed to repay PaineWebber for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those years to exceed those 'Net Expenses' rates.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the one year period when the fund's expenses are lower due to its reimbursement agreement with PaineWebber. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
Institutional Shares.....................   $30      $102      $181       $414
Financial Intermediary Shares............    55       182       320        722

                                ---------------
--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------
                         ------------------------------
           Liquid Institutional Reserves     Treasury Securities Fund

                             Treasury Securities Fund
                 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

High current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar-denominated money market investments.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in U.S. Treasury money market instruments that are supported by the full faith and credit of the United States. These investments pay income that is generally exempt from state and local income tax.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

PaineWebber Incorporated, the fund's investment adviser, has appointed Mitchell Hutchins Asset Management Inc. to serve as the fund's sub-adviser. Mitchell Hutchins selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Money market instruments generally have a low risk of loss, but they are not risk-free. The fund is subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due. The fund also is subject to interest rate risk. When short-term interest rates rise, the value of the fund's investments generally will fall, and its yield will tend to lag behind prevailing rates.

More information about these and other risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.' In particular, see the following headings:

 Credit Risk

 Interest Rate Risk

Information on the fund's recent holdings can be found in its current annual/semi-annual reports (see back cover for information on ordering those reports).

                                ---------------
--------------------------------------------------------------------------------
                                       9

--------------------------------------------------------------------------------
                         ------------------------------
            Liquid Institutional Reserves     Treasury Securities Fund

                                   PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they have the longer performance history. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN ON INSTITUTIONAL SHARES (1992 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

                                 [GRAPH]


                                PERCENTAGES
                                -----------

N/A     N/A     N/A     3.34%   2.72%   3.93%   5.47%   4.97%   5.16%   4.94%


                               CALENDAR YEAR
                               -------------

1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
----    ----    ----    ----    ----    ----    ----    ----    ----    ----


Total return January 1 to June 30, 1999  -- 2.15%
Best quarter during years shown: 2nd quarter, 1995  -- 1.38%
Worst quarter during years shown: 1st quarter, 1993  -- 0.65%

AVERAGE ANNUAL TOTAL RETURNS*
as of December 31, 1998

                                                           INSTITUTIONAL SHARES
(INCEPTION DATE)                                                (12/6/91)
----------------                                                ---------
One Year................................................          4.94%
Five Years..............................................          4.89%
Life of Class...........................................          4.35%

------------

* No Financial Intermediary shares were outstanding prior to December 31, 1998. Performance for Financial Intermediary shares would be lower because of the 0.25% shareholder servicing fee paid by those shares.

                                ---------------
--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------
                         ------------------------------
            Liquid Institutional Reserves     Treasury Securities Fund

                            EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
offering price).............................................  None
Maximum Contingent Deferred Sales Charge (Load) (as a % of
offering price).............................................  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                                                               FINANCIAL
                                                              INSTITUTIONAL                  INTERMEDIARY
                                                                 SHARES                         SHARES
                                                      -----------------------------   ---------------------------
Management Fees.....................................                      0.25%                         0.25%
Distribution and/or Service (12b-1) Fees............                      0.00%                         0.00%
Other Expenses
     Shareholder Servicing Fee......................      0.00%                          0.25%
     Miscellaneous Expenses*........................      0.08%                          0.08%
                                                                          0.08%                         0.33%
                                                                          -----                         -----
Total Annual Fund Operating Expenses................                      0.33%                         0.58%
                                                                          -----                         -----
                                                                          -----                         -----
Expense Reimbursement*..............................                      0.04%                         0.04%
Net Expenses*.......................................                      0.29%                         0.54%
                                                                          -----                         -----
                                                                          -----                         -----

------------

* The fund and PaineWebber have entered into an expense reimbursement agreement. PaineWebber has agreed to reimburse the fund to the extent that the fund's expenses through the end of the current fiscal year, April 30, 2000, otherwise would exceed the 'Net Expenses' rates for each class as shown above. The fund has agreed to repay PaineWebber for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those years to exceed those 'Net Expenses' rates.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the one year period when the fund's expenses are lower due to its reimbursement agreement with PaineWebber. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
Institutional Shares.....................   $30      $102      $181       $414
Financial Intermediary Shares............    55       182       320        722

                                ---------------
--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------
                         ------------------------------
                          Liquid Institutional Reserves
 Money Market Fund     Government Securities Fund     Treasury Securities Fund

                                 MORE ABOUT RISKS
                            AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in one or more of the funds are described below. Not all these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the 'Investment Objective, Strategies and Risks' heading for that fund.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ('SAI'). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit Risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Interest Rate Risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, a fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund's income will tend to fall more slowly.

Foreign Securities Risk. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

ADDITIONAL RISKS

Year 2000 Risk. The funds could be adversely affected by problems relating to the inability of computer systems used by Mitchell Hutchins and the fund's other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the funds, Mitchell Hutchins is working to avoid these problems with respect to its own computer systems and to obtain assurances from other service providers that they are taking similar steps.

Similarly, the issuers whose money market instruments are bought by the funds and the trading systems used by the funds could be adversely affected by this issue. The ability of an issuer or trading system to respond successfully to the issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact on the funds.

ADDITIONAL INVESTMENT STRATEGIES

Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share. In addition, Mitchell Hutchins may employ a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying a fund's composition and weighted average maturity based upon its assessment of the relative values of various money market instruments and future interest rate patterns. Mitchell Hutchins also may buy or sell money market instruments to take advantage of yield differences.

Each fund may invest to a limited extent in shares of similar money market funds that, for Government Securities Fund and Treasury Securities Fund, have like tax characteristics.

                                ---------------
--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------
                         ------------------------------
                         Liquid Institutional Reserves
 Money Market Fund     Government Securities Fund     Treasury Securities Fund

                         MANAGING YOUR FUND ACCOUNT
--------------------------------------------------------------------------------

BUYING SHARES

The funds accept the settlement of purchase orders only in available federal funds. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus may be made immediately available to a fund through its custodian.

Each fund offers two separate classes of shares -- Institutional shares and Financial Intermediary shares -- as an economical and convenient means for institutions to invest short-term funds that they hold for their own account or hold or manage for others.

You may purchase Institutional shares if you are an institutional investor.
  PaineWebber Incorporated, the distributor of the fund's shares may, in its discretion, make Institutional shares available to individuals or other entities.

You may purchase Financial Intermediary shares only if you are a bank or other financial intermediary buying the shares for the benefit of your customers. Financial Intermediary shares bear special fees at the annual rate of 0.25% of average net assets for services that these financial intermediaries provide to the beneficial owners of the Financial Intermediary shares.

Unless you specify otherwise, all shares purchased will be Institutional shares.

You may buy fund shares by calling the funds' transfer agent, First Data Investor Services Group, Inc., at 1-888-LIR-FUND and speaking to a representative. You may also buy fund shares by contacting your Financial Advisor at PaineWebber or its correspondent firms, who are then responsible for sending the order to the transfer agent. The availability of fund shares to customers of PaineWebber's correspondent firms may vary depending on the arrangements between PaineWebber and those firms.

You buy shares at the net asset value next determined after receipt and acceptance of your purchase order by the transfer agent, subject to a fund receiving payment the same day. Your purchase order will be effective only if you wire payment in federal funds on the same business day that you place your order, and your wire must actually be credited to the funds' bank account by a Federal Reserve Bank that day. Otherwise, the order will be rejected. A business day is any day that the funds' custodian, the funds' transfer agent and PaineWebber are open for business. Each fund effects orders to purchase its shares each business day at the net asset value determined as of

2:30 p.m. (Eastern time) for Money Market Fund

noon (Eastern time) for Government Securities Fund and Treasury Securities Fund

The funds and PaineWebber reserve the right to reject a purchase order or suspend the offering of fund shares. PaineWebber may return without notice money wired to a fund where the investor fails to place a corresponding share purchase order.

WIRE INSTRUCTIONS

Instruct your bank to transfer federal funds by wire to:

      Mitchell Hutchins Institutional Funds
      c/o The Bank of New York
      CR DDA A/C #8900337516
      FFC PW A/C # _____________________________________________________________
      [insert PaineWebber account name and account number]
      LIR _________________________________________________________________ Fund
      [insert Money Market, Government or Treasury]
      ABA #021000018

PaineWebber or your bank may impose a service charge for wire transfers.

MINIMUM INVESTMENTS:

Money Market Fund and Government Securities Fund (or a combination of both):

                                ---------------
--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------
                         ------------------------------
                         Liquid Institutional Reserves
 Money Market Fund     Government Securities Fund     Treasury Securities Fund

To open an account....  $1,000,000
To add to an
  account.............        None

Treasury Securities Fund:

To open an account....  $  250,000
To add to an
  account.............        None

PaineWebber may waive these minimums. A fund may change its minimum investment requirements at any time.

Financial intermediaries may establish different minimums for their customers who purchase Financial Intermediary shares through them, provided that the aggregate amounts purchased meet the above minimums. You may obtain additional information about these minimums from your financial intermediary.

REMOTE TRADE ENTRY

The funds may offer an electronic trade order entry (RTE) capability to eligible institutional investors who meet certain conditions. For more information on this option, contact your Financial Advisor or the transfer agent at 1-888-LIR-FUND.

SELLING SHARES

You may sell your shares by calling the transfer agent at 1-888-LIR-FUND and speaking with a representative. You also may sell your shares by contacting your Financial Advisor or correspondent firm (if you previously designated them to give instructions to the transfer agent on your behalf); they are then responsible for sending the order to the transfer agent. The funds accept sell orders each business day up until

2:30 p.m., Eastern time, for Money Market Fund

noon, Eastern time, for Government Securities Fund and Treasury Securities Fund

Your sales proceeds will be paid in federal funds wired to one or more accounts you have designated, normally on the business day the sale order is accepted. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired at the same time to the bank account(s) that you designate.

Your bank account may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, PaineWebber nor the transfer agent is responsible for the performance of your bank or any of its intermediaries.

The transfer agent will process your orders to sell shares only if you have on file with it a properly completed account application, with a signature guaranteed or other authentication acceptable to the transfer agent. The account application requires you to designate the bank account(s) or PaineWebber account for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application.

If you have additional questions on selling shares, you should contact your Financial Advisor or call the transfer agent at 1-888-LIR-FUND.

EXCHANGING SHARES

You may exchange shares of a fund for shares of the same class of another fund or Mitchell Hutchins LIR Select Money Fund. LIR Select Money Fund has a $10,000,000 minimum for initial purchases and a $100,000 minimum for subsequent purchases. These minimums apply to initial and subsequent purchases made through an exchange of shares. All exchanges are based on the next determined net asset value per share.

Exchange orders are accepted up until noon, Eastern time (2:30 p.m., Eastern time, for exchanges from Money Market Fund into Mitchell Hutchins LIR Select Money Fund). Exchange orders received after these times will not be effected, and you will have to place an exchange order before these times on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date also will be invested in the shares of the other fund into which the exchange is made.

You can place an exchange order by calling the transfer agent at 1-888-LIR-FUND and speaking with a representative. You also can place an

                                ---------------
--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------
                         ------------------------------
                         Liquid Institutional Reserves
 Money Market Fund     Government Securities Fund     Treasury Securities Fund

exchange order through a PaineWebber Financial Advisor or correspondent firm (if you previously designated them to give instructions to the transfer agent on your behalf), who is then responsible for sending the order to the transfer agent.

Shareholders making their initial purchase of another fund through an exchange should allow more time and must provide the transfer agent with a properly completed account application for the new fund. These exchange orders should be received by the transfer agent at least one half hour before the previously mentioned deadlines to allow the transfer agent sufficient time to establish an account in the new fund in the investor's name. Otherwise the transfer agent may not be able to effect the exchange.

Exchange transactions must meet the minimum initial investment of the new fund. There is no minimum for subsequent exchanges between fund accounts once they have been activated except as noted above.

A fund may modify or terminate the exchange privilege at any time.

ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

Financial Intermediary Shares. Financial intermediaries purchasing or holding shares for their customer accounts may charge those customers for cash management and other services provided in connection with their accounts. These charges may include account maintenance fees, compensating balance requirements or fees based on account transactions, assets or income. The dividends payable to the financial intermediaries' customers, who are the beneficial owners of the shares, will be lower than those on Institutional shares by the amount of the fees paid by the fund for shareholder services. A customer should consider the terms of his account with a financial intermediary before purchasing shares.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

Institutional Shares. PaineWebber or Mitchell Hutchins (not the fund) may pay shareholder servicing fees to financial institutions that make Institutional shares available to their customers. The amount of these fees will be negotiated between PaineWebber and the financial institution.

PRICING AND VALUATION

The price of fund shares is based on net asset value and is determined separately for each class of shares. The net asset value is the total value of a fund divided by the total number of shares outstanding. In determining net asset value, each fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. Each fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed.

The net asset value per share for Money Market Fund is determined twice each Business Day at noon (Eastern time) and

  2:30 p.m. (Eastern time)

The net asset value per share for Government Securities Fund and Treasury Securities Fund is determined once each Business Day at noon (Eastern time)

Your price for buying or selling shares will be the net asset value that is next calculated after a fund accepts your order.

                                ---------------
--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------
                         ------------------------------
                         Liquid Institutional Reserves
 Money Market Fund     Government Securities Fund     Treasury Securities Fund

                                    MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND SUB-ADVISER

PaineWebber is the investment adviser and administrator of the funds and distributor of their shares. Mitchell Hutchins Asset Management Inc. is each fund's sub-adviser and sub-administrator. PaineWebber and Mitchell Hutchins are located at 1285 Avenue of the Americas, New York, New York, 10019. Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On July 31, 1999, PaineWebber or Mitchell Hutchins was the adviser or sub-adviser of 33 investment companies with 75 separate portfolios and aggregate assets of approximately $48.0 billion.

ADVISORY FEES

The funds paid advisory and administration fees to PaineWebber for the most recent fiscal year ended April 30, 1999 at the following annual rates based on average net assets.

Money Market Fund...........  0.20%
Government Securities
  Fund......................  0.20%
Treasury Securities Fund....  0.20%

These fees reflect a waiver by PaineWebber of 0.05% of the 0.25% contract rate for each fund's advisory and administrative fees. That fee waiver is no longer in effect.

OTHER INFORMATION. Money Market Fund and Government Securities Fund will maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that either fund will maintain any particular rating or maintain it with a particular rating agency.

                                ---------------
--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------
                         ------------------------------
                         Liquid Institutional Reserves
 Money Market Fund     Government Securities Fund     Treasury Securities Fund

                             DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

Each fund declares dividends daily and pays them monthly. Dividends are paid on the last business day of a month or upon the sale of all the fund shares in a shareholder's account.

Each fund distributes any net short-term capital gain annually and anticipates that any short-term capital gain distribution would be declared during the month of December in a given year. A fund may make more frequent distributions if necessary to maintain its share price at $1.00.

Shares earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

Dividends on Financial Intermediary shares of a fund will be lower than dividends on its Institutional shares because of the higher expenses borne by Financial Intermediary shares.

You will receive dividends in additional shares of the same class unless you elect to have the dividends transmitted by federal funds wire to either a designated bank account or PaineWebber account. You must notify the transfer agent in writing in a form acceptable to the transfer agent at least two business days prior to the end of the month if you wish to change this election for a particular monthly dividend.

TAXES

The dividends that you receive from a fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. The funds' dividends will not qualify for the dividends-received deduction for corporations.

Some states and localities do not tax dividends that are attributable to interest on U.S. Treasury securities and certain other government securities.

The funds expect that their dividends will be taxed as ordinary income. Each fund will tell you how you should treat its dividends for tax purposes. You should not recognize any capital gain on the sale of your shares in a fund so long as the fund maintains a share price of $1.00.

                                ---------------
--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------
                         ------------------------------
                         Liquid Institutional Reserves
 Money Market Fund     Government Securities Fund     Treasury Securities Fund

                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years. Certain information reflects financial results for a single fund share. In the tables, 'total investment return' represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends). Financial Intermediary shares were not outstanding during the fiscal year ended April 30, 1999 for Government Securities Fund or Treasury Securities Fund and were outstanding for only limited periods of time prior to that fiscal year for Money Market Fund and Government Securities Fund.

The information in the financial highlights for the fiscal years ended
April 30, 1999, 1998, 1997 and 1996 has been audited by Ernst & Young LLP, independent auditors, whose reports, along with the funds' financial statements, are included in the funds' annual report to shareholders. The annual report may be obtained without charge by calling 1-888-LIR-FUND. The financial information for the fiscal periods ended April 30, 1995 was audited by another independent accounting firm, whose report thereon was unqualified.

                                ---------------
--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------
                         ------------------------------
              Liquid Institutional Reserves     Money Market Fund

                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   MONEY MARKET FUND
                         ------------------------------------------------------------------------------------------------------
                                            INSTITUTIONAL SHARES                           FINANCIAL INTERMEDIARY SHARES**
                         -----------------------------------------------------------   ----------------------------------------
                                                                                                    FOR THE PERIOD
                                                                                        FOR THE      JANUARY 14,      FOR THE
                                        FOR THE YEARS ENDED APRIL 30,                  YEAR ENDED     1998'D' TO     YEAR ENDED
                         -----------------------------------------------------------   APRIL 30,      APRIL 30,      APRIL 30,
                            1999         1998         1997        1996     1995'D'D'      1999           1998        1995'D'D'
                            ----         ----         ----        ----     ---------      ----           ----        ---------
Net asset value,
  beginning of
  period...............  $     1.00   $     1.00   $     1.00   $   1.00   $   1.00     $  1.00        $  1.00         $ 1.00
                         ----------   ----------   ----------   --------   --------     -------        -------         ------
Net investment
  income...............       0.051        0.054        0.052      0.055      0.048       0.048          0.015          0.027
Net realized losses
  from investment
  transactions.........      --           --           --          --        (0.008)      --            --              --
                         ----------   ----------   ----------   --------   --------     -------        -------         ------
Net increase from
  investment
  operations...........       0.051        0.054        0.052      0.055      0.040       0.048          0.015          0.027
                         ----------   ----------   ----------   --------   --------     -------        -------         ------
Dividends from net
  investment income....      (0.051)      (0.054)      (0.052)    (0.055)    (0.048)     (0.048)        (0.015)        (0.027)
                         ----------   ----------   ----------   --------   --------     -------        -------         ------
Contribution to capital
  from predecessor
  adviser(1)...........      --           --           --          --         0.008       --            --              --
                         ----------   ----------   ----------   --------   --------     -------        -------         ------
Net asset value, end of
  period...............  $     1.00   $     1.00   $     1.00   $   1.00   $   1.00     $  1.00        $  1.00         $ 1.00
                         ----------   ----------   ----------   --------   --------     -------        -------         ------
                         ----------   ----------   ----------   --------   --------     -------        -------         ------
Total investment
  return(2)............        5.22%        5.52%        5.33%      5.61%      4.91%       4.96%          1.51%          3.10%
                         ----------   ----------   ----------   --------   --------     -------        -------         ------
                         ----------   ----------   ----------   --------   --------     -------        -------         ------

Ratios/Supplemental
  Data:
Net assets, end of
  period (000's).......  $2,036,379   $1,591,789   $1,246,799   $421,878   $220,844     $12,002        $16,302          --
Expenses to average net
  assets net of
 waivers/reimbursements
  from adviser.........        0.26%        0.29%        0.25%      0.31%      0.35%       0.51%          0.54%*         0.60%
Expenses to average net
  assets before
 waivers/reimbursements
  from adviser.........        0.31%        0.34%        0.30%      0.37%      0.37%       0.56%          0.59%*         0.62%
Net investment income
  to average net assets
  net of
 waivers/reimbursements
  from adviser.........        5.07%        5.38%        5.24%      5.47%      4.68%       4.82%          5.13%*         4.17%
Net investment income
  to average net assets
  before
 waivers/reimbursements
  from adviser.........        5.02%        5.33%        5.19%      5.41%      4.66%       4.77%          5.07%*         4.15%

------------

 'D' Issuance of shares.

 'D'D' Sub-advisory functions for the Fund were transferred from Kidder Peabody
       Asset Management, Inc. to Mitchell Hutchins on January 30, 1995.

 * Annualized

 ** For the period May 1, 1997 to January 13, 1998, for the years ended April
    30, 1996 and 1997 and for the period December 24, 1994 to April 30, 1995 there were no outstanding Financial Intermediary Shares. Any further subscriptions of such shares would be at $1.00 per share.

(1) Kidder Peabody Asset Management, Inc., the Fund's predecessor investment adviser and administrator, purchased certain of the Fund's variable rate securities on July 6, 1994 at prices equal to the securities' amortized cost plus accrued and unpaid interest. Since the purchases were made at prices above the securities' current fair value, the Fund recorded a contribution to capital.

(2) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.

                                ---------------
--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------
                         ------------------------------
          Liquid Institutional Reserves     Government Securities Fund

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         GOVERNMENT SECURITIES FUND
                                            -------------------------------------------------------------------------------------
                                                                                                             FINANCIAL
                                                                                                            INTERMEDIARY
                                                                                                              SHARES**
                                                            INSTITUTIONAL SHARES                   ------------------------------
                                            ----------------------------------------------------           FOR THE PERIOD
                                                       FOR THE YEARS ENDED APRIL 30,                      JULY 12, 1994'D'
                                            ----------------------------------------------------                 TO
                                              1999       1998       1997      1996     1995'D'D'        APRIL 30, 1995'D'D'
                                              ----       ----       ----      ----     ---------   ------------------------------
Net asset value, beginning of period......  $   1.00   $   1.00   $   1.00   $  1.00    $  1.00               $  1.00
                                            --------   --------   --------   -------    -------               -------
Net investment income.....................     0.049      0.052      0.051     0.053      0.048                 0.032
Net realized gains (losses) from
  investment transactions.................     --         --         --        0.001     (0.008)                 --
                                            --------   --------   --------   -------    -------               -------
Net increase from investment operations...     0.049      0.052      0.051     0.054      0.040                 0.032
                                            --------   --------   --------   -------    -------               -------
Dividends from net investment income......    (0.049)    (0.052)    (0.051)   (0.054)    (0.047)               (0.032)
                                            --------   --------   --------   -------    -------               -------
Contribution to capital from predecessor
  advisor(1)..............................     --         --         --        --         0.007            --
                                            --------   --------   --------   -------    -------               -------
Net asset value, end of period............  $   1.00   $   1.00   $   1.00   $  1.00    $  1.00               $  1.00
                                            --------   --------   --------   -------    -------               -------
                                            --------   --------   --------   -------    -------               -------
Total investment return(2)................      5.04%      5.32%      5.20%     5.50%      4.61%                 3.31%
                                            --------   --------   --------   -------    -------               -------
                                            --------   --------   --------   -------    -------               -------
Ratios/Supplemental Data:
Net assets, end of period (000's).........  $138,783   $100,140   $106,843   $43,770    $54,903            --
Expenses to average net assets net of
  waivers/reimbursements from adviser.....      0.28%      0.30%      0.30%     0.32%      0.35%                 0.60%*
Expenses to average net assets before
  waivers/reimbursements from adviser.....      0.33%      0.59%      0.53%     0.56%      0.47%                 0.72%*
Net investment income to average net
  assets net of waivers/reimbursements
  from adviser............................      4.90%      5.21%      5.09%     5.52%      4.75%                 4.58%*
Net investment income to average net
  assets before waivers/reimbursements
  from adviser............................      4.85%      4.91%      4.86%     5.28%      4.63%                 4.46%*

------------

 'D' Commencement of issuance of shares.

 'D'D' Sub-advisory functions for the Fund were transferred from Kidder Peabody
       Asset Management, Inc. to Mitchell Hutchins on January 30, 1995.

 * Annualized

 ** For the years ended April 30, 1999, 1998 and 1997 and for the period March
    22, 1995 to April 30, 1996 there were no outstanding Financial Intermediary Shares. Any further subscriptions of such shares would be at $1.00 per share.

(1) Kidder Peabody Asset Management, Inc., the Fund's predecessor investment adviser and administrator, purchased certain of the Fund's variable rate securities on July 6, 1994 at prices equal to the securities' amortized cost plus accrued and unpaid interest. Since the purchases were made at prices above the securities' current fair value, the Fund recorded a contribution to capital.

(2) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.

                                ---------------
--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------
                           ------------------------------
              Liquid Institutional Reserves     Treasury Securities Fund

                                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            TREASURY SECURITIES FUND
                                                              -----------------------------------------------------
                                                                              INSTITUTIONAL SHARES
                                                              -----------------------------------------------------
                                                                          FOR THE YEARS ENDED APRIL 30,
                                                              -----------------------------------------------------
                                                                1999       1998       1997       1996     1995'D'D'
                                                                ----       ----       ----       ----     ---------
Net asset value, beginning of year..........................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                              --------   --------   --------   --------   --------
Net investment income.......................................     0.046      0.051      0.049      0.048      0.049
Net realized gains (losses) from investment transactions....     --         --         --         0.003     (0.002)
                                                              --------   --------   --------   --------   --------
Net increase from investment operations.....................     0.046      0.051      0.049      0.051      0.047
                                                              --------   --------   --------   --------   --------
Dividends from net investment income........................    (0.046)    (0.051)    (0.049)    (0.051)    (0.047)
                                                              --------   --------   --------   --------   --------
Net asset value, end of year................................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                              --------   --------   --------   --------   --------
                                                              --------   --------   --------   --------   --------
Total investment return(1)..................................      4.68%      5.23%      5.02%      5.23%      4.75%
                                                              --------   --------   --------   --------   --------
                                                              --------   --------   --------   --------   --------
Ratios/Supplemental Data:
Net assets, end of year (000's).............................  $179,227   $179,708   $ 65,893   $ 19,624   $ 23,762
Expenses to average net assets net of waivers/reimbursements
  from adviser..............................................      0.28%      0.30%      0.30%      0.32%      0.22%
Expenses to average net assets before waivers/reimbursements
  from adviser..............................................      0.33%      0.47%      0.72%      0.94%      0.84%
Net investment income to average net assets net of
  waivers/reimbursements from adviser.......................      4.57%      5.09%      4.97%      5.71%      5.51%
Net investment income to average net assets before
  waivers/reimbursements from adviser.......................      4.52%      4.92%      4.56%      5.09%      4.89%

------------

 'D'D' Sub-advisory functions for the Fund were transferred from Kidder Peabody
       Asset Management, Inc. to Mitchell Hutchins on January 30, 1995.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported.

                                ---------------
--------------------------------------------------------------------------------
                                       21

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TICKER SYMBOL:  Institutional Shares --
                  Money Market Fund         LIRXX
                  Government Securities
                Fund                        LIGXX
                  Treasury Securities Fund  LISXX

If you want more information about the funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.

You may discuss your questions about a fund by contacting your PaineWebber Financial Advisor. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the funds directly at 1-888-LIR-FUND.

You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies of reports and other information about the funds and information about the operations of the SEC's Public Reference
Room:

  For a fee, by writing to or calling the
  SEC's Public Reference Room,
  Washington, D.C. 20549-6009
  Telephone: 1-800-SEC-0330

  Free, from the SEC's Internet website at:
  http://www.sec.gov

Liquid Institutional Reserves
 -- Money Market Fund
 -- Government Securities Fund
 -- Treasury Securities Fund
Investment Company Act File No. 811-06281

'c' 1999 PaineWebber Incorporated


LIQUID INSTITUTIONAL RESERVES
 Prospectus

------------------------------------------------------------------

   MONEY MARKET FUND

   GOVERNMENT SECURITIES FUND

   TREASURY SECURITIES FUND

   September 1, 1999


                           STATEMENT OF DIFFERENCES
                           ------------------------

The copyright symbol shall be expressed as................................. 'c'
The dagger symbol shall be expressed as.................................... 'D'
The double dagger symbol shall be expressed as............................. 'DD'